Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net and Goodwill [Abstract]
INTANGIBLE ASSETS, NET AND GOODWILL

NOTE 5 - INTANGIBLE ASSETS, NET AND GOODWILL

	As of December 31,
	2024	2023
Carrying amount:
Trade names	$201	$201
Internal-use software	600	233
	$801	$434
Accumulated amortization:
Trade names	$174	$154
Internal-use software	138	-
	$312	$154

Intangible assets, net	$489	$280

During the years ended December 31, 2024, 2023 and 2022, amortization expenses were $158, $20 and $20, respectively.

As of December 31, 2024, the estimated future amortization expense of intangible assets is as follows:

2025	$220
2026	207
2027	62
$489

As of the reported periods, an annual impairment analysis was performed internally by the Company’s management by comparing the fair value market of the Company, which its operation represents a single reporting unit, to the carrying amount of the net assets allocated to the reporting unit (including the entire balance of goodwill).